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                               SUPPLEMENT TO THE
                        SCHWAB MARKETTRACK PORTFOLIOS(R)
                       PROSPECTUS DATED FEBRUARY 28, 2004

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS EFFECTIVE AS OF OCTOBER 15, 2004.

In the section titled "Portfolio Management," on page 18 of the prospectus, the biography of and reference to Allan Yam, associate portfolio manager, is removed.

              Please retain this supplement for future reference.

                                                           [CHARLES SCHWAB LOGO]

Charles Schwab & Co., Inc. Member SIPC/NYSE
REG30648 (10/04) (C)2004 All Rights Reserved